Digital Assets - Schedule of Digital Assets (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Digital Assets [Line Items]
Total digital assets, current	$ 1,951,506
Total digital assets, non-current	13,235,215
HYPE [Member]
Schedule of Digital Assets [Line Items]
Total digital assets, current	319,646
Total digital assets, non-current	4,636,146
USDT [Member]
Schedule of Digital Assets [Line Items]
Total digital assets, current	1,131,634
SOL [Member]
Schedule of Digital Assets [Line Items]
Total digital assets, current	500,226
Total digital assets, non-current	850,275
BTC [Member]
Schedule of Digital Assets [Line Items]
Total digital assets, non-current	7,744,778
SUI [Member]
Schedule of Digital Assets [Line Items]
Total digital assets, non-current	$ 4,016